CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Treasury stock CNY (¥)	Treasury stock USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Series A Perpetual Convertible Preferred Shareholders CNY (¥)	Series A Perpetual Convertible Preferred Shareholders USD ($)	Accumulated other comprehensive (loss) income CNY (¥)	Accumulated other comprehensive (loss) income USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated deficit Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Total 21Vianet Group, Inc. shareholders' equity Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Total 21Vianet Group, Inc. shareholders' equity CNY (¥)	Total 21Vianet Group, Inc. shareholders' equity USD ($)	Non-controlling interest CNY (¥)	Non-controlling interest USD ($)	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	CNY (¥) shares	USD ($) shares
Cumulative adjustment for changes in accounting policy	¥ 46		¥ (337,683)		¥ 8,980,407				¥ (2,673)		¥ 38,736			¥ (3,629,300)			¥ 5,049,533		¥ 151,471			¥ 5,201,004
Beginning Balance (in shares) at Dec. 31, 2017 | shares	671,285,766	671,285,766
Beginning balance at Dec. 31, 2017	¥ 46		(337,683)		8,980,407				(2,673)		38,736			(3,629,300)			5,049,533		151,471			5,201,004
Consolidated net loss														(205,065)			(205,065)		18,329			(186,736)
Cumulative adjustment for changes in accounting policy	¥ 46		(337,683)		9,141,494				85,979		42,403			(3,838,032)			5,094,207		268,977			5,363,184
Foreign exchange difference					477				88,652								89,129					89,129
Issuance of new shares for share option exercised and restricted share units vested (in shares) | shares	3,070,500	3,070,500
Share-based compensation					67,009												67,009					67,009
Appropriation of statutory reserves											3,667			(3,667)
Disposal of 49% interest in a subsidiary					93,166												93,166		103,115			¥ 196,281
Shares issued to depository bank (in shares) | shares																						0	0
Disposal of subsidiaries																			(3,938)			¥ (3,938)
Share repurchase (in shares) | shares																						0	0
Share options exercised					435												435					¥ 435
Share options exercised (in shares) | shares	219,972	219,972
Restricted share units vested (shares) | shares	5,115,558	5,115,558
Settlement of share options and restricted share units with shares held by depository bank (in shares) | shares	(5,335,530)	(5,335,530)
Ending Balance (in shares) at Dec. 31, 2018 | shares	674,356,266	674,356,266
Ending balance at Dec. 31, 2018	¥ 46		(337,683)		9,141,494				85,979		42,403			(3,838,032)			5,094,207		268,977			5,363,184
Cumulative adjustment for changes in accounting policy	46		(337,683)		9,141,494				85,979		42,403			(3,838,032)			5,094,207		268,977			5,363,184
Consolidated net loss														(182,292)			(182,292)		1,046			(181,246)
Contribution by noncontrolling interest																			8,532			8,532
Cumulative adjustment for changes in accounting policy	¥ 46		(349,523)		9,202,567				77,904		60,469			(4,038,390)			4,953,073		278,555			5,363,184
Foreign exchange difference					24				(8,075)								(8,051)					(8,051)
Issuance of new shares					572												572					572
Number of shares issued | shares	60,000	60,000
Issuance of new shares for share option exercised and restricted share units vested (in shares) | shares	304,200	304,200
Share-based compensation					60,048												60,048					¥ 60,048
Appropriation of statutory reserves											18,066			(18,066)
Shares issued to depository bank (in shares) | shares	6,700,002	6,700,002																				6,700,002	6,700,002
Share repurchase			(11,840)														(11,840)					¥ (11,840)
Share repurchase (in shares) | shares	(1,456,980)	(1,456,980)																				(242,830)	(242,830)
Share options exercised					429												429					¥ 429
Share options exercised (in shares) | shares	33,869	33,869
Restricted share units vested (shares) | shares	5,136,306	5,136,306
Settlement of share options and restricted share units with shares held by depository bank (in shares) | shares	(5,170,175)	(5,170,175)
Ending Balance (in shares) at Dec. 31, 2019 | shares	679,963,488	679,963,488
Ending balance at Dec. 31, 2019	¥ 46		(349,523)		9,202,567				77,904		60,469			(4,038,390)			4,953,073		278,555			5,231,628
Cumulative adjustment for changes in accounting policy	46		(349,523)		9,202,567				77,904		60,469			(4,038,390)			4,953,073		278,555			5,231,628
Consolidated net loss														(2,709,347)			(2,709,347)		29,088			(2,680,259)
Contribution by noncontrolling interest																			24,903			24,903
Cumulative adjustment for changes in accounting policy	56	$ 9,000	(349,523)	$ (53,567,000)	13,083,119	$ 2,005,076,000	¥ 1,047,468	$ 160,531,000	(55,535)	$ (8,511,000)	74,462	$ 11,412,000	¥ (2,740)	(7,235,113)	$ (1,108,830,000)	¥ (2,740)	6,564,934	$ 1,006,120,000	332,546	$ 50,965,000	¥ (2,740)	6,897,480	$ 1,057,085,000
Foreign exchange difference									(133,439)								(133,439)					(133,439)
Issuance of new shares	¥ 8				2,680,283												2,680,291					2,680,291
Number of shares issued | shares	118,754,028	118,754,028
Issuance of perpetual convertible preferred shares							1,047,468										1,047,468					1,047,468
Deemed distribution to perpetual convertible preferred shares					470,643									(470,643)
Cancellation of shares issued in prior years (in shares) | shares	(104,304)	(104,304)
Conversion of convertible promissory notes	¥ 2				717,606												717,608					717,608
Conversion of convertible promissory notes (in shares) | shares	23,710,140	23,710,140
Share-based compensation					139,641												139,641					¥ 139,641
Appropriation of statutory reserves											13,993			(13,993)
Shares issued to depository bank (in shares) | shares																						0	0
Share repurchase | $		$ (4,363,639)
Share repurchase (in shares) | shares																						0	0
Share options exercised	¥ 0		0		3,029		0		0		0			0			3,029		0			¥ 3,029
Share options exercised (in shares) | shares	459,168	459,168
Restricted share units vested	¥ 0		0		0		0		0		0			0			0		0			0
Restricted share units vested (shares) | shares	2,603,430	2,603,430
Settlement of share options and restricted share units with shares held by depository bank	¥ 0		0		0		0		0		0			0			0		0			0
Settlement of share options and restricted share units with shares held by depository bank (in shares) | shares	(3,062,598)	(3,062,598)
Ending Balance (in shares) at Dec. 31, 2020 | shares	817,959,713	817,959,713
Ending balance at Dec. 31, 2020	¥ 56	$ 9,000	(349,523)	(53,567,000)	13,083,119	2,005,076,000	1,047,468	160,531,000	(55,535)	(8,511,000)	74,462	11,412,000	(2,740)	(7,235,113)	(1,108,830,000)	(2,740)	6,564,934	1,006,120,000	332,546	50,965,000	(2,740)	6,897,480	$ 1,057,085,000
Cumulative adjustment for changes in accounting policy	¥ 56	$ 9,000	¥ (349,523)	$ (53,567,000)	¥ 13,083,119	$ 2,005,076,000	¥ 1,047,468	$ 160,531,000	¥ (55,535)	$ (8,511,000)	¥ 74,462	$ 11,412,000	¥ (2,740)	¥ (7,235,113)	$ (1,108,830,000)	¥ (2,740)	¥ 6,564,934	$ 1,006,120,000	¥ 332,546	$ 50,965,000	¥ (2,740)	¥ 6,897,480	$ 1,057,085,000